FAIR VALUE MEASUREMENTS - Part 2 (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net assets (liabilities) at beginning of period	$ (23,319)	$ 7,331
Total realized/unrealized gains (losses):
Included in earnings	913	(745)
Included in other comprehensive income (loss)	21,634	(6,552)
Net assets (liabilities) at end of period	(772)	$ 34
Transfers between levels	$ 0